RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
17.	RELATED PARTY TRANSACTIONS

With Emerald Health Sciences Inc.

Emerald Health Sciences Inc. (“Sciences”) charged the Company $4,200,000 during the year ended December 31, 2018 (December 31, 2017 - $1,871,521) for services related to financing, business development, investor relations and acquisition activities, in accordance with the amended management agreement. Sciences charged the Company $134,676 during the year ended December 31, 2018 (December 31, 2017 - $303,099) for invoices paid on behalf of the Company. As of December 31, 2018, the Company owed $502,194 (December 31, 2017 - $125,486) to Sciences, this amount is included in the due to related parties caption on the consolidated statements of financial position and is non-interest bearing. As of December 31, 2018, Sciences owed the Company $31,421 (December 31, 2017 – $3,161) for invoices paid on behalf of Sciences, this amount is included in the due from related parties caption on the consolidated statements of financial position.

During the year ended December 31, 2018, Sciences exercised 4,077,687 warrants at a price of $0.27 per warrant for total gross proceeds to the Company of $1,100,975.

As of December 31, 2018, Sciences held an aggregate of 43,234,242 shares, representing 31% (December 31, 2017 – 45,156,555 shares, representing 42%) of the issued and outstanding Common Shares and it held 4,411,764 (December 31, 2017 – 8,489,451) common share purchase warrants of the Company.

With the Company’s joint venture

As of December 31, 2018, Pure Sunfarms owes the Company $1,942,329 (December 31, 2017 - $324,674) for expenditures made on behalf of the joint venture. As of December 31, 2018, the Company owes to Pure Sunfarms $1,287,082 (December 31, 2017 - $Nil) for inventory, that was paid subsequent to December 31, 2018. These amounts are included in the respective due to and due from related parties captions on the consolidated statements of financial position, and are non-interest bearing. The Company also contributed $13,000,000 in the form of an on-demand loan as described in Note 15.

With a company controlled by the Company’s Executive Chairman

During the year ended December 31, 2017, the Company entered into a 30-year lease with a company (the “Landlord”) that is controlled by Avtar Dhillon, MD, the Executive Chairman of the Company with respect to land in Metro Vancouver, British Columbia on which the Company is constructing its new production facility. During the year ended December 31, 2018, the Company paid to the Landlord $340,562 (December 31, 2017 - $86,471) in rent, $48,168 (December 31, 2017 - $Nil) for building permits, $40,699 (December 31, 2017 - $Nil) for invoices paid on behalf of the Company and a $60,000 (December 31, 2017 - $Nil) damage deposit. The Landlord also charged the Company $108,855 during the year ended December 31, 2018 (December 31, 2017 - $144,979) for services related to construction of the Company’s new facility. As of December 31, 2018, the Company owed $502 (December 31, 2017 - $77,244) to the Landlord, this amount is included in the due to related parties caption on the consolidated statements of financial position and is non-interest bearing.

With a company whose CEO is also a director of the Company

The Company holds 1,666,667 common shares and 1,666,667 common share purchase warrants of Avricore as described in Note 14.

Remuneration of directors and key management of the Company

The remuneration awarded to directors and to senior key management including the Executive Chairman, the President, the Chief Executive Officer, the Chief Financial Officer and the Executive Vice President Sales, includes the following expenses recognized during the period:

	For the year	For the year
	ended	ended
	December 31, 2018	December 31, 2017
	$	$
Wage and short-term benefits	973,318	670,667
Share-based payments (Note 17)	4,102,295	1,318,058
	5,075,613	1,988,725

Included in the due to related parties caption on the consolidated statements of financial position at December 31, 2018 is $16,614 (December 31, 2017 - $44,775) due to related parties with respect to key management personnel and expense reimbursements and are non-interest bearing.

In the event that senior key management employment agreements are terminated by the Company, other than for just cause, such officers are entitled to a minimum severance amount equal to six months of salary.

These transactions are in the normal course of the operations on normal commercial terms and conditions.